Annual Fund Operating Expenses	Sep. 28, 2020
Stone Harbor Emerging Markets Debt Fund | EMDF Institutional Class
Entity Listings [Line Items]
Management Fees	0.60%
Distribution and Service (12b-1) Fee	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.72%	[1]
Stone Harbor Emerging Markets Debt Fund | EMDF Distributor Class
Entity Listings [Line Items]
Management Fees	0.60%
Distribution and Service (12b-1) Fee	0.25%	[2]
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.97%	[1]
Stone Harbor High Yield Bond Fund | HYBF Institutional Class
Entity Listings [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fee	none
Other Expenses	0.38%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.66%	[3],[4]
Stone Harbor High Yield Bond Fund | HYBF Distributor Class
Entity Listings [Line Items]
Management Fees	0.50%
Distribution and Service (12b-1) Fee	0.25%	[5]
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.13%
Fee Waiver and Expense Reimbursement	(0.22%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.91%	[3],[4]
Stone Harbor Local Markets Fund | LMF Institutional Class
Entity Listings [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fee	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.96%	[6]
Stone Harbor Local Markets Fund | LMF Distributor Class
Entity Listings [Line Items]
Management Fees	0.75%
Distribution and Service (12b-1) Fee	0.25%	[7]
Other Expenses	0.21%
Total Annual Fund Operating Expenses	1.21%	[6]
Stone Harbor Emerging Markets Corporate Debt Fund | EMCDF Institutional
Entity Listings [Line Items]
Management Fees	0.85%
Distribution and Service (12b-1) Fee	none
Other Expenses	1.10%
Total Annual Fund Operating Expenses	1.95%
Fee Waiver and Expense Reimbursement	(0.94%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.01%	[8],[9]
Stone Harbor Emerging Markets Corporate Debt Fund | EMCDF Distributor
Entity Listings [Line Items]
Management Fees	0.85%
Distribution and Service (12b-1) Fee	0.25%	[10]
Other Expenses	1.10%
Total Annual Fund Operating Expenses	2.20%
Fee Waiver and Expense Reimbursement	(0.94%)	[8]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.26%	[8],[9]
Stone Harbor Investment Grade Fund | IGF Institutional Class
Entity Listings [Line Items]
Management Fees	0.35%
Distribution and Service (12b-1) Fee	none
Other Expenses	1.62%
Total Annual Fund Operating Expenses	1.97%
Fee Waiver and Expense Reimbursement	(1.46%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.51%	[11],[12]
Stone Harbor Investment Grade Fund | IGF Distributor Class
Entity Listings [Line Items]
Management Fees	0.35%
Distribution and Service (12b-1) Fee	0.25%	[13]
Other Expenses	1.62%
Total Annual Fund Operating Expenses	2.22%
Fee Waiver and Expense Reimbursement	(1.46%)	[11]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.76%	[11],[12]
Stone Harbor Strategic Income Fund | SIF Institutional Class
Entity Listings [Line Items]
Management Fees	0.55%
Distribution and Service (12b-1) Fee	none
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.62%	[14]
Total Annual Fund Operating Expenses	1.74%
Fee Waiver and Expense Reimbursement	(1.04%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.70%	[15]
Stone Harbor Strategic Income Fund | SIF Distributor Class
Entity Listings [Line Items]
Management Fees	0.55%
Distribution and Service (12b-1) Fee	0.25%	[16]
Other Expenses	0.57%
Acquired Fund Fees and Expenses	0.62%	[14]
Total Annual Fund Operating Expenses	1.99%
Fee Waiver and Expense Reimbursement	(1.04%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.95%	[15]
Stone Harbor Emerging Markets Debt Allocation Fund | EMDAF Institutional Class Shares
Entity Listings [Line Items]
Management Fees	0.70%
Distribution and Service (12b-1) Fee	none
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.82%	[17]
Total Annual Fund Operating Expenses	2.04%
Fee Waiver and Expense Reimbursement	(1.19%)	[18]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%	[18]
Stone Harbor Emerging Markets Debt Allocation Fund | EMDAF Distributor Class Shares
Entity Listings [Line Items]
Management Fees	0.70%
Distribution and Service (12b-1) Fee	0.25%	[19]
Other Expenses	0.52%
Acquired Fund Fees and Expenses	0.82%	[17]
Total Annual Fund Operating Expenses	2.29%
Fee Waiver and Expense Reimbursement	(1.19%)	[18]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.10%	[18]
Stone Harbor Emerging Markets Debt Blend Fund | EMDBF Institutional Class Shares
Entity Listings [Line Items]
Management Fees	0.70%
Distribution and Service (12b-1) Fee	none
Other Expenses	0.27%	[20]
Acquired Fund Fees and Expenses	0.83%	[20],[21]
Total Annual Fund Operating Expenses	1.80%
Fee Waiver and Expense Reimbursement	(0.95%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.85%	[22]
Stone Harbor Emerging Markets Debt Blend Fund | EMDBF Distributor Class Shares
Entity Listings [Line Items]
Management Fees	0.70%
Distribution and Service (12b-1) Fee	0.25%	[23]
Other Expenses	0.27%	[20]
Acquired Fund Fees and Expenses	0.83%	[20],[21]
Total Annual Fund Operating Expenses	2.05%
Fee Waiver and Expense Reimbursement	(0.95%)	[22]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.10%	[22]

[1]	Stone Harbor Investment Partners LP, the Fund’s investment adviser (the “Adviser”), has agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.75% and 1.00% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2021, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[2]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund’s Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[3]	Stone Harbor Investment Partners LP, the Fund’s investment adviser (the “Adviser”), has agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.65% and 0.90% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2021, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[4]	Includes borrowing costs, which are not covered under the Fund’s expense limitation agreement.
[5]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund’s Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[6]	Stone Harbor Investment Partners LP, the Fund’s investment adviser (the “Adviser”), has agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 1.00% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2021, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[7]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund’s Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[8]	Stone Harbor Investment Partners LP, the Fund’s investment adviser (the “Adviser”), has agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 1.00% and 1.25% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2021, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[9]	Includes borrowing costs, which are not covered under the Fund’s expense limitation agreement.
[10]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund’s Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[11]	Stone Harbor Investment Partners LP, the Fund’s investment adviser (the “Adviser”), has agreed to limit the amount of the Fund’s total annual fund operating expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.50% and 0.75% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2021, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[12]	Includes borrowing costs, which are not covered under the Fund’s expense limitation agreement.
[13]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund’s Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[14]	The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[15]	Stone Harbor Investment Partners LP, the Fund’s investment adviser (the “Adviser”), has agreed to limit the amount of the Fund’s total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses of Stone Harbor-advised funds, but exclusive of acquired fund fees and expenses of non-Stone Harbor-advised funds, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.70% and 0.95% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2021, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[16]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund’s Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[17]	The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds). The operating expenses in this fee table may not correlate to the expense ratio in the Fund’s financial statements (or the financial highlights in the Prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Acquired Funds.
[18]	Stone Harbor Investment Partners LP, the Fund’s investment adviser (the “Adviser”), has agreed to limit the amount of the Fund’s total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses of Stone Harbor-advised funds, but exclusive of acquired fund fees and expenses of non-Stone Harbor-advised funds, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.85% and 1.10% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2021, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[19]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund’s Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.
[20]	Estimated for the current fiscal year.
[21]	The Fund’s shareholders indirectly bear the expenses of the other funds in which the Fund invests (Acquired Funds).
[22]	Stone Harbor Investment Partners LP, the Fund’s investment adviser (the “Adviser”), has agreed to limit the amount of the Fund’s total annual fund operating expenses, inclusive of Acquired Fund Fees and Expenses of Stone Harbor-advised funds, but exclusive of acquired fund fees and expenses of non-Stone Harbor-advised funds, brokerage expenses, interest expense, taxes, borrowing costs, organizational and extraordinary expenses, to 0.85% and 1.10% of the Fund’s average daily net assets for Institutional Class shares and Distributor Class shares, respectively. This agreement is in effect through September 30, 2021, may only be terminated before then by the Board of Trustees, and is reevaluated on an annual basis. The Adviser will be permitted to recover, on a class-by-class basis, fees and expenses it has borne through the agreement described above to the extent that the Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement; provided that the amount of such recovered fees and expenses does not cause the total annual operating expenses in any such year to exceed the applicable limits described above or any other lower limit then in effect. The Fund will not be obligated to pay any such reduced fees and expenses more than three years after the end of the fiscal year in which the fee and expense was reduced.
[23]	Pursuant to a Distribution and Services (12b-1) Plan for Distributor Class shares, the Fund may pay 12b-1 fees at an annual rate of up to 0.50% of the average daily net asset value of Distributor Class shares. The Fund’s Board of Trustees has approved fees at an annual rate of 0.25% of the average daily net asset value for the current fiscal year. However, that rate may be increased up to 0.50% in subsequent years without shareholder approval.